The Gabelli Small Cap Growth Fund

Schedule of Investments — December 31, 2020 (Unaudited)

Shares		Market Value
	COMMON STOCKS — 99.0%
	Aerospace — 2.0%
654,000	Aerojet Rocketdyne Holdings Inc.†	$34,563,900
20,000	Allied Motion Technologies Inc.	1,022,000
40,000	Innovative Solutions and Support Inc.	260,800

		35,846,700

	Agriculture — 0.0%
12,000	Cadiz Inc.†	127,800
13,500	Limoneira Co.	224,775

		352,575

	Automotive — 0.1%
40,000	Navistar International Corp.†	1,758,400
1,200	PACCAR Inc.	103,536

		1,861,936

	Automotive: Parts and Accessories — 4.0%
155,000	BorgWarner Inc.	5,989,200
88,022	China Automotive Systems Inc.†	549,257
1,120,000	Dana Inc.	21,862,400
848,000	Freni Brembo SpA†	11,188,359
385,000	Modine Manufacturing Co.†	4,835,600
18,000	Monro Inc.	959,400
4,300	O’Reilly Automotive Inc.†	1,946,051
45,000	Puradyn Filter Technologies Inc.†	360
191,900	Standard Motor Products Inc.	7,764,274
244,000	Strattec Security Corp.(a)	12,043,840
318,000	Tenneco Inc., Cl. A†	3,370,800
19,500	Thor Industries Inc.	1,813,305
10,000	Uni-Select Inc.	63,713

		72,386,559

	Aviation: Parts and Services — 4.1%
20,000	AAR Corp.	724,400
9,500	Astronics Corp.†	125,685
22,700	Astronics Corp., Cl. B†.	301,286
46,000	Ducommun Inc.†	2,470,200
682,000	Kaman Corp.	38,962,660
89,000	Moog Inc., Cl. A	7,057,700
16,500	Moog Inc., Cl. B	1,250,535
3,840,000	Signature Aviation plc†	20,322,144
33,500	Woodward Inc.	4,071,255

		75,285,865

	Broadcasting — 1.8%
127,500	Beasley Broadcast Group Inc., Cl. A	189,975
10,000	Cogeco Communications Inc.	768,796
23,300	Cogeco Inc.	1,500,616
185,000	Corus Entertainment Inc., Cl. B	622,044
40,000	Fox Corp., Cl. A.	1,164,800
25,000	Gray Television Inc.†	447,250
72,350	Gray Television Inc., Cl. A†.	1,208,976
260,000	ITV plc†	379,727
13,000	Liberty Broadband Corp., Cl. A†	2,048,540
11,000	Liberty Broadband Corp., Cl. C†	1,742,070

Shares		Market Value
20,000	Liberty Media Corp.-Liberty Formula One, Cl. A†	$759,800
27,000	Liberty Media Corp.-Liberty Formula One, Cl. C†	1,150,200
64,000	Liberty Media Corp.-Liberty SiriusXM, Cl. A†	2,764,160
34,452	Liberty Media Corp.-Liberty SiriusXM, Cl. C†	1,499,006
345,000	MSG Networks Inc., Cl. A†	5,085,300
22,900	Nexstar Media Group Inc., Cl. A	2,500,451
140,000	Salem Media Group Inc.	145,600
166,000	Sinclair Broadcast Group Inc., Cl. A	5,287,100
480,000	Sirius XM Holdings Inc.	3,057,600

		32,322,011

	Building and Construction — 5.6%
79,000	Arcosa Inc.	4,339,470
96,000	D.R. Horton Inc.	6,616,320
29,000	Gibraltar Industries Inc.†	2,086,260
424,000	Herc Holdings Inc.†	28,157,840
128,000	KB Home	4,290,560
390,000	Lennar Corp., Cl. B	23,868,000
20,000	Louisiana-Pacific Corp.	743,400
103,000	MDC Holdings Inc.	5,005,800
18,500	Meritage Homes Corp.†	1,532,170
2,700	NVR Inc.†	11,015,622
153,000	PulteGroup Inc.	6,597,360
65,000	Titan Machinery Inc.†.	1,270,750
162,000	Toll Brothers Inc.	7,042,140

		102,565,692

	Business Services — 3.1%
13,000	ACCO Brands Corp.	109,850
583,000	Clear Channel Outdoor Holdings Inc.†	961,950
395,000	Diebold Nixdorf Inc.†	4,210,700
70,000	Element Solutions Inc.	1,241,100
70,000	GP Strategies Corp.†	830,200
13,000	GSE Systems Inc.†	17,160
200,000	IAA Inc.†	12,996,000
59,000	Live Nation Entertainment Inc.†	4,335,320
165,000	Macquarie Infrastructure Corp.	6,195,750
16,000	McGrath RentCorp.	1,073,600
20,000	Sealed Air Corp.	915,800
71,000	Sohgo Security Services Co. Ltd.	3,678,756
8,000	Stamps.com Inc.†	1,569,520
96,000	Team Inc.†	1,046,400
371,000	The Interpublic Group of Companies Inc.	8,725,920
25,000	TransAct Technologies Inc.†	177,500
1,645,000	Trans-Lux Corp.†(a)	296,100
37,000	United Rentals Inc.†	8,580,670

		56,962,296

	Cable — 0.8%
160,000	AMC Networks Inc., Cl. A†	5,723,200
40,000	DISH Network Corp., Cl. A†	1,293,600
30,000	EchoStar Corp., Cl. A†	635,700

The Gabelli Small Cap Growth Fund

Schedule of Investments (Continued) — December 31, 2020 (Unaudited)

Shares		Market Value
	COMMON STOCKS (Continued)
	Cable (Continued)
121,000	Liberty Global plc, Cl. A†	$2,930,620
145,000	Liberty Global plc, Cl. C†	3,429,250
90,000	WideOpenWest Inc.†	960,300

		14,972,670

	Communications Equipment — 0.1%
250,000	Communications Systems Inc.	1,142,500

	Computer Software and Services — 2.3%
16,000	3D Systems Corp.†	167,680
78,500	Activision Blizzard Inc.	7,288,725
390,000	Alithya Group Inc., Cl. A†	819,000
177,000	Avid Technology Inc.†	2,808,990
140,000	GTY Technology Holdings Inc.†	725,200
13,000	MKS Instruments Inc.	1,955,850
38,000	Rockwell Automation Inc.	9,530,780
78,000	Stratasys Ltd.†	1,616,160
38,200	Tyler Technologies Inc.†	16,675,064

		41,587,449

	Consumer Products — 2.6%
30,000	1-800-Flowers.com Inc., Cl. A†	780,000
85,000	Brunswick Corp.	6,480,400
32,000	Chofu Seisakusho Co. Ltd.	645,237
41,000	Church & Dwight Co. Inc.	3,576,430
17,000	Energizer Holdings Inc.	717,060
5,000	Ginko International Co. Ltd.	25,981
2,000	Harley-Davidson Inc.	73,400
140,000	Hunter Douglas NV†	10,980,190
2,500	Kobayashi Pharmaceutical Co. Ltd.	305,312
4,000	LCI Industries	518,720
230,000	Marine Products Corp.	3,344,200
3,000	National Presto Industries Inc.	265,290
230,000	Sally Beauty Holdings Inc.†	2,999,200
215,000	Samick Musical Instruments Co. Ltd.	288,962
3,700	Shimano Inc.	863,053
14,000	Steven Madden Ltd.	494,480
102,000	Swedish Match AB	7,906,996
10,000	The Scotts Miracle-Gro Co.	1,991,400
9,500	WD-40 Co.	2,523,960
85,000	Wolverine World Wide Inc.	2,656,250

		47,436,521

	Consumer Services — 1.2%
53,000	Bowlin Travel Centers Inc.†	135,150
2,750	Collectors Universe Inc.	207,350
3,000	H&E Equipment Services Inc.	89,430
5,000	IAC/InterActiveCorp.†	946,750
260,000	KAR Auction Services Inc.	4,838,600
420,000	Rollins Inc.	16,409,400

		22,626,680

	Diversified Industrial — 10.1%
10,500	Acuity Brands Inc.	1,271,445

Shares		Market Value
58,000	Albany International Corp., Cl. A	$4,258,360
187,496	Ampco-Pittsburgh Corp.†	1,027,478
65,500	Burnham Holdings Inc., Cl. A	835,125
359,000	Crane Co.	27,879,940
109,000	EnPro Industries Inc.	8,231,680
115,000	Greif Inc., Cl. A	5,391,200
95,700	Greif Inc., Cl. B	4,629,966
1,382,000	Griffon Corp.	28,165,160
186,000	Jardine Strategic Holdings Ltd.	4,627,680
5,000	JSP Corp.	83,822
83,000	Kimball International Inc., Cl. B	991,850
60,000	L.B. Foster Co., Cl. A†	903,000
53,000	Lawson Products Inc.†	2,698,230
54,000	Lincoln Electric Holdings Inc.	6,277,500
40,000	Lindsay Corp.	5,138,400
22,500	Lydall Inc.†	675,675
30,500	Matthews International Corp., Cl. A	896,700
922,000	Myers Industries Inc.	19,159,160
72,000	Oil-Dri Corp. of America	2,453,760
14,000	Olin Corp.	343,840
300,000	Park-Ohio Holdings Corp.	9,270,000
12,500	Pentair plc	663,625
94,000	Raven Industries Inc.	3,110,460
16,100	Roper Technologies Inc.	6,940,549
69,000	Sonoco Products Co.	4,088,250
55,000	Standex International Corp.	4,263,600
170,000	Steel Connect Inc.†	133,790
33,629	Steel Partners Holdings LP†	361,512
13,000	T. Hasegawa Co. Ltd.	273,207
8,000	Terex Corp.	279,120
346,000	Textron Inc.	16,722,180
385,000	Tredegar Corp.	6,429,500
228,000	Trinity Industries Inc.	6,016,920
48,000	Ultra Electronics Holdings plc	1,360,061

		185,852,745

	Electronics — 2.2%
142,500	Badger Meter Inc.	13,403,550
214,000	Bel Fuse Inc., Cl. A(a)	2,856,900
480,000	CTS Corp.	16,478,400
30,000	Daktronics Inc.	140,400
115,000	Gentex Corp.	3,901,950
20,000	IMAX Corp.†	360,400
30,000	Renesas Electronics Corp.†	313,496
68,000	Stoneridge Inc.†	2,055,640

		39,510,736

	Energy and Utilities — 2.1%
21,000	Avangrid Inc.	954,450
25,000	Callon Petroleum Co.†	329,000
16,000	Chesapeake Utilities Corp.	1,731,360
35,500	CMS Energy Corp.	2,165,855
11,000	Consolidated Water Co. Ltd.	132,550

The Gabelli Small Cap Growth Fund

Schedule of Investments (Continued) — December 31, 2020 (Unaudited)

Shares		Market Value
	COMMON STOCKS (Continued)
	Energy and Utilities (Continued)
100,000	Covanta Holding Corp.	$1,313,000
46,000	Diamondback Energy Inc.	2,226,400
34,500	Dril-Quip Inc.†	1,021,890
74,000	Energy Recovery Inc.†	1,009,360
24,000	Landis+Gyr Group AG	1,881,396
25,000	Marathon Petroleum Corp.	1,034,000
31,000	Middlesex Water Co.	2,246,570
11,000	Northwest Natural Holding Co.	505,890
21,500	NorthWestern Corp.	1,253,665
16,000	Otter Tail Corp.	681,760
10,000	PNM Resources Inc.	485,300
1,850,000	RPC Inc.†	5,827,500
20,000	Siemens Gamesa Renewable Energy SA	808,488
89,000	SJW Group	6,173,040
32,500	Southwest Gas Holdings Inc.	1,974,375
9,000	Spire Inc.	576,360
34,000	The York Water Co.	1,584,400
11,000	Vestas Wind Systems A/S	2,599,058

		38,515,667

	Entertainment — 1.4%
50,000	Discovery Inc., Cl. A†	1,504,500
70,000	Discovery Inc., Cl. C†	1,833,300
76,500	Inspired Entertainment Inc.†	503,370
95,000	Liberty Media Corp.- Liberty Braves, Cl. A†	2,362,650
200,000	Liberty Media Corp.- Liberty Braves, Cl. C†	4,976,000
33,000	Madison Square Garden Sports Corp.†	6,075,300
49,000	Manchester United plc, Cl. A	820,260
10,000	Take-Two Interactive Software Inc.†	2,077,900
4,000	The Walt Disney Co.†	724,720
36,000	Universal Entertainment Corp.†	829,790
68,000	World Wrestling Entertainment Inc., Cl. A	3,267,400

		24,975,190

	Environmental Services — 0.4%
76,000	Republic Services Inc.	7,318,800

	Equipment and Supplies — 15.2%
25,500	A.O. Smith Corp.	1,397,910
416,500	AMETEK Inc.	50,371,510
52,000	AZZ Inc.	2,466,880
16,000	Chart Industries Inc.†	1,884,640
150,000	CIRCOR International Inc.†	5,766,000
330,000	Core Molding Technologies Inc.†	4,646,400
138,500	Crown Holdings Inc.†	13,877,700
2,025	Danaher Corp.	449,833
105,000	Donaldson Co. Inc.	5,867,400
59,000	Entegris Inc.	5,669,900
262,000	Federal Signal Corp.	8,690,540
241,000	Flowserve Corp.	8,880,850

Shares		Market Value
180,000	Franklin Electric Co. Inc.	$12,457,800
478,000	Graco Inc.	34,583,300
42,000	IDEX Corp.	8,366,400
168,000	Interpump Group SpA	8,279,269
9,000	Littelfuse Inc.	2,291,940
55,000	Maezawa Kyuso Industries Co. Ltd.	1,233,112
66,000	Minerals Technologies Inc.	4,099,920
6,000	MSA Safety Inc.	896,340
690,000	Mueller Industries Inc.	24,225,900
384,000	Mueller Water Products Inc., Cl. A	4,753,920
3,600	Teleflex Inc.	1,481,652
173,000	Tennant Co.	12,139,410
778,000	The Gorman-Rupp Co.	25,246,100
105,000	The Greenbrier Companies Inc.	3,819,900
105,000	The L.S. Starrett Co., Cl. A†	444,150
30,000	The Manitowoc Co. Inc.†	399,300
61,000	The Middleby Corp.†	7,864,120
37,000	The Timken Co.	2,862,320
30,000	The Toro Co.	2,845,200
7,300	Valmont Industries Inc.	1,276,989
5,000	Vicor Corp.†	461,100
7,875	Watsco Inc., Cl. B	1,796,248
57,200	Watts Water Technologies Inc., Cl. A	6,961,240

		278,755,193

	Financial Services — 3.8%
5,000	Alleghany Corp.	3,018,450
8,240	Ameris Bancorp	313,697
25,000	Argo Group International Holdings Ltd.	1,092,500
12,000	Capitol Federal Financial Inc.	150,000
22,000	Crazy Woman Creek Bancorp Inc.	422,400
330,000	Energy Transfer LP	2,039,400
130	Farmers & Merchants Bank of Long Beach	861,250
331,000	Flushing Financial Corp.	5,507,840
66,000	FNB Corp.	627,000
220,000	GAM Holding AG†	537,761
278,000	Hope Bancorp Inc.	3,032,980
410,000	Huntington Bancshares Inc.	5,178,300
729,000	KKR & Co. Inc.	29,517,210
80,000	Medallion Financial Corp.†	392,000
55,000	Pzena Investment Management Inc., Cl. A	401,500
45,000	Sandy Spring Bancorp Inc.	1,448,550
13,500	Sculptor Capital Management Inc.	205,200
800	South State Corp.	57,840
9,000	State Auto Financial Corp.	159,660
404,000	Sterling Bancorp	7,263,920
74,000	Synovus Financial Corp.	2,395,380
16,000	TFS Financial Corp.	282,080
15,000	Thomasville Bancshares Inc.	765,000
230,000	Valley National Bancorp	2,242,500
35,500	Value Line Inc.	1,170,435
10,000	Waterloo Investment Holdings Ltd.†(b)	3,000

The Gabelli Small Cap Growth Fund

Schedule of Investments (Continued) — December 31, 2020 (Unaudited)

Shares		Market Value
	COMMON STOCKS (Continued)
	Financial Services (Continued)
133,000	Wright Investors’ Service Holdings Inc.†	$35,079

		69,120,932

	Food and Beverage — 7.4%
425,000	Arca Continental SAB de CV	2,032,363
82,200	Brown-Forman Corp., Cl. A	6,039,234
42,000	Bull-Dog Sauce Co. Ltd.	583,700
900,000	China Tontine Wines Group Ltd.†	11,377
200,000	Chr. Hansen Holding A/S†	20,563,325
283,000	Crimson Wine Group Ltd.†	1,514,050
10,000	Davide Campari-Milano NV	114,102
220,000	Denny’s Corp.†	3,229,600
500,000	Dynasty Fine Wines Group Ltd.†	32,893
70,000	Farmer Brothers Co.†	326,900
415,000	Flowers Foods Inc.	9,391,450
122,000	ITO EN Ltd.	7,715,462
46,000	Iwatsuka Confectionery Co. Ltd.	1,946,831
23,000	J & J Snack Foods Corp.	3,573,510
115,000	Kameda Seika Co. Ltd.	5,396,107
270,000	Kikkoman Corp.	18,748,729
700,000	Maple Leaf Foods Inc.	15,518,894
6,000	MEIJI Holdings Co. Ltd.	421,868
21,000	MGP Ingredients Inc.	988,260
66,000	Morinaga Milk Industry Co. Ltd.	3,247,107
23,800	National Beverage Corp.	2,020,620
45,000	Nissin Foods Holdings Co. Ltd.	3,852,598
15,000	Post Holdings Inc.†.	1,515,150
124,000	Rock Field Co. Ltd.	1,883,027
1,800	The Boston Beer Co. Inc., Cl. A†	1,789,722
60,500	The J.M. Smucker Co.	6,993,800
625,000	Tingyi (Cayman Islands) Holding Corp.	1,067,405
200,001	Tootsie Roll Industries Inc.	5,940,030
390,000	Vina Concha y Toro SA	677,189
950,000	Vitasoy International Holdings Ltd.	3,700,766
20,000	Willamette Valley Vineyards Inc.†	127,400
100,000	Yakult Honsha Co. Ltd.	5,036,076

		135,999,545

	Health Care — 5.8%
1,700	Align Technology Inc.†	908,446
6,700	Bio-Rad Laboratories Inc., Cl. A†	3,905,698
14,000	Bruker Corp.	757,820
46,500	Cantel Medical Corp.	3,666,990
1,000	Chemed Corp.	532,610
22,500	CONMED Corp.	2,520,000
32,000	Covetrus Inc.†.	919,680
421,000	Cutera Inc.†	10,150,310
12,500	DexCom Inc.†	4,621,500
15,000	Evolent Health Inc., Cl. A†	240,450
166,500	Globus Medical Inc., Cl. A†	10,859,130
72,000	Henry Schein Inc.†	4,813,920
28,500	ICU Medical Inc.†	6,112,965

Shares		Market Value
38,000	Masimo Corp.†	$10,198,440
82,000	Meridian Bioscience Inc.†	1,532,580
24,000	Neogen Corp.†	1,903,200
107,400	NuVasive Inc.†	6,049,842
216,000	OPKO Health Inc.†.	853,200
129,000	Orthofix Medical Inc.†	5,544,420
20,000	Patterson Cos. Inc.	592,600
82,500	Quidel Corp.†	14,821,125
24,000	Seikagaku Corp.	236,386
17,200	STERIS plc	3,260,088
1,900	Straumann Holding AG	2,213,769
3,000	Stryker Corp.	735,120
32,000	SurModics Inc.†	1,392,640
28,000	Teladoc Health Inc.†	5,598,880
100	The Cooper Companies Inc.	36,332
38,000	United-Guardian Inc.	542,640

		105,520,781

	Home Furnishings — 0.4%
185,000	Bassett Furniture Industries Inc.	3,714,800
6,000	Ethan Allen Interiors Inc.	121,260
76,500	La-Z-Boy Inc.	3,047,760

		6,883,820

	Hotels and Gaming — 4.1%
171,000	Boyd Gaming Corp.	7,339,320
191,040	Canterbury Park Holding Corp.	2,273,376
127,500	Churchill Downs Inc.	24,835,725
120,000	Formosa International Hotels Corp.	576,553
554,000	Full House Resorts Inc.†	2,177,220
48,508	Gaming and Leisure Properties Inc. , REIT	2,056,739
800,000	Genting Singapore Ltd.	514,528
168,000	Golden Entertainment Inc.†	3,341,520
2,800,000	Mandarin Oriental International Ltd.†	4,760,000
3,500	Penn National Gaming Inc.†	302,295
314,000	Ryman Hospitality Properties Inc., REIT	21,276,640
2,700,000	The Hongkong & Shanghai Hotels Ltd.	2,403,111
132,000	The Marcus Corp.	1,779,360
14,000	Wynn Resorts Ltd.	1,579,620

		75,216,007

	Machinery — 2.6%
343,000	Astec Industries Inc.	19,852,840
1,427,000	CNH Industrial NV†	18,322,680
95,000	Kennametal Inc.	3,442,800
5,300	Nordson Corp.	1,065,035
160,000	The Eastern Co.	3,856,000
100,000	Twin Disc Inc.†	785,000
90,000	Welbilt Inc.†	1,188,000

		48,512,355

	Manufactured Housing and Recreational Vehicles — 1.1%
71,000	Cavco Industries Inc.†	12,456,950
70,000	Nobility Homes Inc.	1,741,250
85,000	Skyline Champion Corp.†	2,629,900

The Gabelli Small Cap Growth Fund

Schedule of Investments (Continued) — December 31, 2020 (Unaudited)

Shares		Market Value
	COMMON STOCKS (Continued)
	Manufactured Housing and Recreational Vehicles (Continued)
54,000	Winnebago Industries Inc.	$3,236,760

		20,064,860

	Metals and Mining — 0.0%
45,000	Ivanhoe Mines Ltd., Cl. A†	242,517
95,000	Kinross Gold Corp.	697,300
2,000	Turquoise Hill Resources Ltd.†	24,840

		964,657

	Publishing — 0.9%
2,200	Graham Holdings Co., Cl. B	1,173,436
5,000	John Wiley & Sons Inc., Cl. B	230,200
26,000	Meredith Corp.	499,200
34,000	News Corp., Cl. A.	610,980
895,000	The E.W. Scripps Co., Cl. A	13,684,550

		16,198,366

	Real Estate — 2.6%
78,500	Capital Properties Inc., Cl. A	969,867
6,967	Gyrodyne LLC†.	118,369
255,700	Indus Realty Trust Inc.†	15,981,250
18,500	Lamar Advertising Co., Cl. A, REIT	1,539,570
90,000	Morguard Corp.	8,162,856
3,500	Reading International Inc., Cl. B†	79,660
13,500	Seritage Growth Properties, Cl. A, REIT†	198,180
134,000	Tejon Ranch Co.†.	1,936,300
455,000	The St. Joe Co.	19,314,750
96,000	Trinity Place Holdings Inc.†	120,000

		48,420,802

	Retail — 4.7%
129,000	AutoNation Inc.†	9,002,910
33,000	Big 5 Sporting Goods Corp	336,930
975	Biglari Holdings Inc., Cl. A†	570,375
93,200	Copart Inc.†	11,859,700
500	Hertz Global Holdings Inc.†	640
546,500	Ingles Markets Inc., Cl. A	23,313,690
54,000	Lands’ End Inc.†	1,164,780
82,000	Movado Group Inc.	1,362,840
155,500	Nathan’s Famous Inc.	8,586,710
72,000	Penske Automotive Group Inc.	4,276,080
93,000	Pets at Home Group plc	529,313
355,000	Rush Enterprises Inc., Cl. B	13,450,950
10,000	Salvatore Ferragamo SpA†.	193,754
90,000	The Cheesecake Factory Inc.	3,335,400
47,000	Tractor Supply Co.	6,607,260
43,000	Village Super Market Inc., Cl. A	948,580
21,000	Weis Markets Inc.	1,004,010
600	Winmark Corp.	111,480

		86,655,402

	Specialty Chemicals — 3.4%
4,500	Albemarle Corp.	663,840
28,000	Ashland Global Holdings Inc.	2,217,600

Shares		Market Value
1,744,000	Ferro Corp.†	$25,514,720
120,000	GCP Applied Technologies Inc.†	2,838,000
281,000	H.B. Fuller Co.	14,578,280
17,000	Hawkins Inc.	889,270
72,000	Huntsman Corp.	1,810,080
6,400	NewMarket Corp.	2,549,056
9,500	Quaker Chemical Corp.	2,407,205
60,000	Sensient Technologies Corp.	4,426,200
2,500	Takasago International Corp.	57,479
91,200	The General Chemical Group Inc.†	456
150,000	Valvoline Inc.	3,471,000

		61,423,186

	Telecommunications — 1.0%
74,000	Consolidated Communications Holdings Inc.†	361,860
70,000	Gogo Inc.†	674,100
162,000	HC2 Holdings Inc.†	528,120
6,000	IDT Corp., Cl. B†	74,160
96,000	Iridium Communications Inc.†	3,775,200
51,000	Loral Space & Communications Inc.	1,070,490
118,900	Nuvera Communications Inc.	2,294,770
84,000	Rogers Communications Inc., Cl. B	3,913,560
89,000	Shenandoah Telecommunications Co.	3,849,250
710,000	VEON Ltd., ADR	1,072,100
5,000	Verizon Communications Inc.	293,750

		17,907,360

	Transportation — 2.0%
437,000	GATX Corp.	36,349,660
18,600	Irish Continental Group plc†	102,252
80,000	Navigator Holdings Ltd.†	876,000

		37,327,912

	Wireless Communications — 0.1%
51,000	United States Cellular Corp.†	1,565,190

	TOTAL COMMON STOCKS	1,812,058,960

	CLOSED-END FUNDS — 0.2%
55,000	The Central Europe, Russia, and Turkey Fund Inc.	1,323,850
32,729	The European Equity Fund Inc.	340,382
119,537	The New Germany Fund Inc.	2,274,789

	TOTAL CLOSED-END FUNDS	3,939,021

	PREFERRED STOCKS — 0.3%
	Automotive: Parts and Accessories — 0.3%
106,000	Jungheinrich AG	4,739,513

	RIGHTS — 0.0%
	Entertainment — 0.0%
1,680,000	Media General Inc., CVR†(b)	2

The Gabelli Small Cap Growth Fund

Schedule of Investments (Continued) — December 31, 2020 (Unaudited)

Shares		Market Value
	WARRANTS — 0.0%
	Business Services — 0.0%
1	Internap Corp., expire 05/08/24†	$652

	Diversified Industrial — 0.0%
140,000	Ampco-Pittsburgh Corp., expire 08/01/25†	123,199

	TOTAL WARRANTS	123,851

	TOTAL MISCELLANEOUS INVESTMENTS — 0.5%(c)	9,601,784

	TOTAL INVESTMENTS — 100.0% (Cost $584,966,761)	$1,830,463,131

(a)	Security considered an affiliated holding because the Fund owns at least 5% of its outstanding shares.
(b)	Security is valued under procedures adopted by the Board of Trustees and is classified as Level 3 in the fair value hierarchy.
(c)	Represents previously undisclosed, unrestricted securities which the Fund has held for less than one year.
†	Non-income producing security.
ADR	American Depositary Receipt
CVR	Contingent Value Right
REIT	Real Estate Investment Trust